September 19, 2014 VIA EDGAR	Gretchen Passe Roin +1 617 526 6787 (t) +1 617 526 5000 (f) Gretchen.Roin@wilmerhale.com

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:         Value Line Funds Variable Trust (the “Trust”)
SEC File Nos. 33-16245; 811-05276

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Rule 101(a) of Regulation S-T, is post-effective amendment No. 34 under the 1933 Act (amendment No. 34 under the 1940 Act) to the Trust’s registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act to establish a new series of the Trust:  Value Line VIP Equity Advantage Fund (the “New Fund”).  The Amendment is also being filed to reflect the change in the Trust’s name from “Value Line Strategic Asset Management Trust” to “Value Line Funds Variable Trust”.  The Amendment includes a Prospectus, combined Statement of Additional Information, Part C, and exhibits.

The Amendment is intended to become automatically effective 75 days from the date of the filing.  If you have any questions or comments concerning the Amendment, please contact me or Leonard A. Pierce, Esq. of Wilmer Cutler Pickering Hale and Dorr LLP at (617) 526-6787 and 617-526-6440, respectively.

Very truly yours,

/s/ Gretchen Passe Roin
Gretchen Passe Roin

cc: Peter D. Lowenstein, Esq.
      Leonard A. Pierce, Esq.

Wilmer Cutler Pickering Hale and Dorr llp, 60 State Street, Boston, Massachusetts 02109
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